File Nos.   33-34801

811-06106

As filed with the Securities and Exchange Commission on March 11, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 40	☒

(Check appropriate box or boxes)

PIONEER MID CAP VALUE FUND

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Secretary, Pioneer Mid Cap Value Fund,

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 39 to its registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 11th day of March, 2013.

PIONEER MID CAP VALUE FUND

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on March 11, 2013:

Signature	Title

John F. Cogan, Jr.* John F. Cogan, Jr.	President (Principal Executive Officer) and Trustee

Mark E. Bradley* Mark E. Bradley	Treasurer (Principal Financial and Accounting Officer)

David R. Bock*	Trustee
David R. Bock

Mary K. Bush*	Trustee
Mary K. Bush

Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

Margaret B. W. Graham*	Trustee
Margaret B. W. Graham

/s/ Daniel K. Kingsbury	Executive Vice President and Trustee
Daniel K. Kingsbury

Thomas J. Perna*	Chairman of the Board and Trustee
Thomas J. Perna

Marguerite A. Piret*	Trustee
Marguerite A. Piret

*By:	/s/ Daniel K. Kingsbury	Dated: March 11, 2013
Daniel K. Kingsbury
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase